INITIAL PUBLIC OFFERING (Details)			12 Months Ended
	May 05, 2025 USD ($) D $ / shares shares	May 01, 2025 shares	Dec. 31, 2025 $ / shares shares	Mar. 31, 2026 shares
Public Warrants
INITIAL PUBLIC OFFERING
Number of warrants outstanding			13,800,000	13,800,000
Private Placement Warrants
INITIAL PUBLIC OFFERING
Number of warrants outstanding			6,800,000	6,800,000
Class A ordinary shares
INITIAL PUBLIC OFFERING
Number of shares issued for each warrant	1
Exercise price of warrants | $ / shares	$ 11.5
Redemption price per warrant | $ / shares	18
Business combination, warrants adjustment, stock issue price trigger | $ / shares	$ 9.2
Business combination, warrants adjustment, proceeds from stock issue, percentage trigger	60.00%
Business combination, warrants adjustment, trading period	20 days
Business combination, warrants adjustment, volume weighted average trading price trigger | $ / shares	$ 9.2
Business combination, warrants adjustment, exercise price percentage	115.00%
Business combination, warrants adjustment, redemption price percentage	180.00%
Initial public offering
INITIAL PUBLIC OFFERING
Number of units offered	27,600,000
Price per unit | $ / shares	$ 10
Gross proceeds from issuance of initial public offering | $	$ 276,000,000
Number of redeemable warrant per unit	0.5
Threshold days from business combination for transfer of warrants	30 days		30 days
Expiry term of warrants	5 years		5 years
Number of warrants outstanding				20,600,000
Minimum lock in period required for warrant exercise from the date of business combination	20 days
Threshold period for exercise of warrants become effective	60 days
Initial public offering | Class A ordinary shares
INITIAL PUBLIC OFFERING
Number of shares per unit	1
Number of shares issued for each warrant	1
Exercise price of warrants | $ / shares	$ 11.5		$ 11.5
Trading days for computation of fair market value	10 days
Minimum share price required for redemption of warrants | $ / shares	$ 18
Redemption price per warrant | $ / shares	$ 0.01
Redemption period of warrant	30 days
Threshold consecutive trading days of warrants redemption | D	20
Threshold trading days of warrants redemption | D	30
Threshold business days from business combination for redemption of warrants	30 days
Threshold business days prior to redemption notice for redemption of warrants	3 days
Over- allotment options
INITIAL PUBLIC OFFERING
Number of units offered	3,600,000	3,600,000